Due From/(To) Related Parties - Schedule of Due To Related Party (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Due to related parties
Due to a related party – non-current	$ 4,164	$ 1,682,884
Mr.Tingjun Yang [Member]
Due to related parties
Due to a related party – non-current	4,164	63,000
Guangzhou Sanyi Network [Member]
Due to related parties
Due to a related party – non-current	$ 0	$ 1,619,884